Other Accrued Liabilities - 10K (Details) - USD ($) $ in Thousands	Sep. 29, 2023	Apr. 19, 2023	Oct. 15, 2023	Apr. 30, 2023	Apr. 24, 2022	Apr. 25, 2021	Apr. 26, 2020
Payables and Accruals [Abstract]
Accrued payroll				$ 2,241	$ 1,873
Warrant liability				1,925	0
Accrued sales and income taxes				1,072	933
Accrued interest				924	636
Landlord advances on construction buildout				912	3,407
Accrued insurance				864	354
Accrued other				387	316
Accrued professional fees				288	0
Other accrued liabilities			$ 10,227	$ 8,613	$ 7,519
Warrants outstanding (in shares)			532,179	483,649	131,006	186,797	186,797
Warrants exercised (in shares)	11,443	111,619
Stock and Warrants Issued During Period, Value, Preferred Stock and Warrants		$ 1,925